Contract liabilities	12 Months Ended
Dec. 31, 2021
Contract liabilities
Contract liabilities

23 Contract liabilities

Contract liabilities represents non-refundable consideration received from customers before the Group recognizes the related revenue. Such consideration is recognized as contract liabilities until the performance obligation is fulfilled or the likelihood of having to fulfil the performance obligation is remote and it is highly probable that a significant reversal of revenue will not occur (see note 2(q)).

	December 31,
	2021	2020
	$	$
Contract liabilities	9,587,245	7,054,586

Movement in contract liabilities is as follows:

$
Balance at January 1, 2020	5,569,004
Decrease in contract liabilities as a result of recognizing revenue	(5,012,911)
Increase in contract liabilities as a result of receiving sales deposit/non-refundable consideration from contract customer	6,498,493
Balance at December 31, 2020 and January 1, 2021	7,054,586
Decrease in contract liabilities as a result of recognizing revenue	(3,204,988)
Increase in contract liabilities as a result of receiving sales deposit/non-refundable consideration from contract customer	5,737,647
Balance at December 31, 2021	9,587,245

As at December 31, 2021 and 2020, except for the amount of $5,915,231 and $2,357,074, respectively, which is expected to be recognized as revenue within one year, the remaining amount will be recognized as revenue when the customers return the specimen samples, which may be after one year from the end of the reporting period.